Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD CALIFORNIA TAX-FREE FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 29, 2016
Document Creation Date	dei_DocumentCreationDate	Oct. 14, 2016